Cover	Dec. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2020
Entity File Number	001-13913
Entity Registrant Name	Waddell & Reed Financial, Inc.
Entity Central Index Key	0001052100
Entity Tax Identification Number	51-0261715
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6300 Lamar Avenue
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66202
City Area Code	913
Local Phone Number	236-2000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, $0.01 par value
Trading Symbol	WDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false